Summary of significant accounting policies - Loans receivable (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Loans receivable, Allowance for expected credit loss	$ 209,993	$ 275,500	$ 0	$ 0	$ 0